Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of List of Related Party Transactions

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship
1	Wenquan Zhu	Principal shareholder, Chief Executive Officer and chairman of the Group
2	Big Tree Cloud Network Technology (Shenzhen) Co., LTD	Controlled by Wenquan Zhu

Schedule of Due from a Related Party

Amounts due from a related party consisted of the following for the years indicated:

		As of
	Nature	December 31, 2024	June 30, 2024
		USD	USD
Big Tree Cloud Network Technology (Shenzhen) Co., LTD	Rent receivable	-	16,595

Schedule of Due to a Related Party

Amount due to a related party consisted of the following for the years indicated:

		As of
	Nature	December 31, 2024	June 30, 2024
		USD	USD
Wenquan Zhu	Interest payable	31,864	13,012
Wenquan Zhu(1)	Loans	1,132,052	-
Total		1,163,916	13,012

Amount due to a related party, non-current consisted of the following for the years indicated:

		As of
	Nature	December 31, 2024	June 30, 2024
		USD	USD
Wenquan Zhu(2)	Loans	2,501,381	2,360,147

(1)

On December 20, 2024, Mr. Wenquan Zhu extended a loan in the amount of $600,000 to DSY HK for the purpose of enabling DSY HK to invest in DSY Guangdong in connection with an increase in the registered capital of DSY Guangdong Dashuyun.

Except for the loan above, the Group borrowed 1-year loans from Mr. Wenquan Zhu from August to December 2024 in a total amount of HKD4,013,184 (approximately $516,650) with an annual interest rate of 12% and no collateral.

(2)

On May 10, 2024, the Group borrowed a 3-year long-term loan from Mr. Wenquan Zhu, for a total of RMB13,000,000 (approximately $1,780,993) with an annual interest rate of 6.2% and no collateral, and additional 3-year long-term loans from Mr. Wenquan Zhu for a total of RMB9,500,000 (approximately $1,301,495) with the same terms from July to August, 2024. The Group has repaid in advance of RMB8,500,000 (approximately $1,164,495) as of June 30, 2024.

On November 5, 2023, Mr. Wenquan Zhu lent unsecured, interest-free loans with a 3-year term of $630,000 to the Group for the payment of promissory notes that Plutonian issued to the Group.

Schedule of Related Party Transactions

Related party transactions

	For the six months ended December 31,
Nature	2024	2023
	USD	USD
Purchase of goods
Big Tree Cloud Network Technology (Shenzhen) Co., LTD	-	706
Sales of goods
Big Tree Cloud Network Technology (Shenzhen) Co., LTD	-	63,083
Rental income
Big Tree Cloud Network Technology (Shenzhen) Co., LTD	15,417	8,685
Interest expense
Wenquan, Zhu	130,143	14,769